CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 86,175,331	$ 3,533,611
Investments	1,536,036	1,139,447
Trade and settlement receivables, and other assets	7,506,316	3,376,411
Prepaid expenses	32,123	45,194
Total current assets	95,249,806	8,094,663
Non-current
Restricted cash	618,525	771,434
Property and equipment	465,539	450,278
Note receivable	477,973	429,973
Investment in an associated company	0	7,578,989
Strategic investments	32,738	2,199,199
Exploration and evaluation assets	1,612,901	1,841,966
Royalty interest	14,346,403	21,943,743
Reclamation bonds	443,599	515,748
Goodwill	0	1,820,307
Deferred income tax asset	1,604,038
Other assets		104,484
Total non-current assets	19,601,716	37,656,121
TOTAL ASSETS	114,851,522	45,750,784
Current
Accounts payable and accrued liabilities	5,731,161	749,865
Advances from joint venture partners	615,669	808,905
Total current liabilities	6,346,830	1,558,770
Non-current
Deferred income tax liability		1,820,307
TOTAL LIABILITIES	6,346,830	3,379,077
SHAREHOLDERS' EQUITY
Capital stock	125,231,209	124,062,091
Commitment to issue shares		23,825
Reserves	24,797,941	22,668,535
Deficit	(41,524,458)	(104,382,744)
TOTAL SHAREHOLDERS' EQUITY	108,504,692	42,371,707
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 114,851,522	$ 45,750,784